Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of Composition of Income Tax Benefit (Taxes on Income)

B.            Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2022	2021	2020
	€ in thousands
Current tax expense
Current year	(2,201)	*(978)	(119)
Adjustments for prior years, net	(2,936)	—	(4)
	(5,137)	(978)	(123)
Deferred tax income
Creation and reversal of temporary differences	98	*3,259	248
Adjustments for prior years, net	2,936	-	-
	3,034	*3,259	248
Tax benefit (taxes in income)	(2,103)	2,281	125

* Restated following application of an amendment to IAS 16 - see Note 2C.

Schedule of Theoretical Tax
C.            Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2022	2021	2020
	€ in thousands

Profit (loss) before taxes on income	2,243	(21,921)	(6,293)
Primary tax rate of the Company	23%	23%	23%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	(516)	5,042	1,447

Additional tax saving in respect of:
Different tax rate of foreign subsidiaries	(526)	(76)	(576)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	277	27	351
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(706)	-	-
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	282	-	483
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	566	-	-
Change in temporary differences for which deferred tax were not recognized	-	65	325
Current year tax losses and benefits for which deferred taxes were not created	(1,345)	(2,770)	(1,910)
Tax benefit (tax expenses) in respect to previous years and others	(135)	(7)	5

Actual tax benefit (taxes on income)	(2,103)	2,281	125

Schedule of Deferred Taxes
E.            Deferred taxes:

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets and leases	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2022	(6,964)	* (1,555)	5,400	7,027	* 3,908
Changes recognized in profit or loss	3,065	(569)	-	538	3,034
Changes recognized in other comprehensive income	257	-	9,544	(3)	9,798
Balance of deferred tax asset (liability) as at
December 31, 2022	(3,642)	(2,124)	14,944	7,562	16,740

* Restated following application of an amendment to IAS 16 - see Note 2C.

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets and leases	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2021	(7,064)	(1,509)	(168)	4,540	(4,201)
Changes recognized in profit or loss	926	*(46)	-	2,379	3,259
Changes recognized in other comprehensive income	(826)	-	5,568	108	4,850
Balance of deferred tax asset (liability) as at
December 31, 2021	(6,964)	* (1,555)	5,400	7,027	3,908

* Restated following application of an amendment to IAS 16 - see Note 2C.